Related party transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 17, 2022 shares
Disclosure of transactions between related parties [line items]
Number of shares issued | shares										25,800,000
Shares issued on partial settlement of joint venture settlement obligation | shares	2,197,802	2,197,802
Loss on share settlement of joint venture settlement obligation	$ 538,461		$ 0		$ 0
Repayment of joint venture settlement obligation	220,500		(467,976)		67,124
Related party loan interest capitalized		$ 190,300		$ 190,300		$ 190,300
Current payables to related parties	929,948		289,095		43,169
Interest income	0		29,933		33,887
President [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party	181,773		179,514		170,841
Payables to related parties	715,216		577,511		491,231
CFO [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party	132,000		140,429		185,600
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party	341,146		337,448		324,753
Captiva [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 0		$ 206,947		$ 644,990
Interest rate per annum	8.00%						8.00%
Debt instrument, term of contract	24 months	24 months
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 206,947
Amounts payable, related party	5,591,588
Monthly installments payable	116,491
Amount of settlement	$ 1,000,000
Shares issued on partial settlement of joint venture settlement obligation | shares	2,197,802	2,197,802
Loss on share settlement of joint venture settlement obligation	$ 538,461
Repayment of joint venture settlement obligation	$ 220,500
Executives, directors and former directors [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party		$ 254,426		$ 504,441		$ 621,348
Payables to related parties							$ 1,234,784	$ 1,489,211	$ 1,993,652